Commitments and Contingencies - Additional Information (Detail) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) market	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) market
Commitments And Contingencies [Line Items]
Loss contingency accrual	$ 2.1		$ 3.1	$ 2.2
Operating leases, rent expense		$ 4.3	16.5	17.0	$ 16.0
Capital lease obligation			13.3	$ 21.7
Previously Reported [Member]
Commitments And Contingencies [Line Items]
Loss contingency accrual			2.5
Software Licenses, Marketing Activities, and Other Goods and Services
Commitments And Contingencies [Line Items]
Other off-balance sheet obligations			$ 59.5
Vehicles
Commitments And Contingencies [Line Items]
Lease agreements term	36 months		36 months
Average remaining life for fleet	10 months		19 months
Spectrum Licenses
Commitments And Contingencies [Line Items]
Lease agreements term					7 years
Number of mid-sized metropolitan markets | market			40		40
Settled Litigation | Company vs. ADT Inc.
Commitments And Contingencies [Line Items]
Litigation settlement, amount			$ 10.0